Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000049094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	23.38%		12.54%	5.09%
C000050169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.02%		1.54%	0.08%
C000065074 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(9.58%)		3.04%	1.23%
C000141932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	13.04%		6.61%	3.32%
C000237280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	12.34%	5.09%
S And P Developed ex US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	11.78%		10.83%	5.29%
FTSE All World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All World ex-US Index
Average Annual Return, Percent	11.66%		10.30%	4.97%
S And P Global Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	10.93%		12.62%	8.21%
FTSE All World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World Index
Average Annual Return, Percent	12.00%	14.57%	13.08%	8.62%
Dow Jones EPAC Select Dividend IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones EPAC Select Dividend IndexTM
Average Annual Return, Percent	22.87%		12.40%	5.10%
FTSE EPRA Nareit Developed ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed ex US Index
Average Annual Return, Percent	8.36%		1.51%	0.19%
S And P Global Clean Energy Transition Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Transition Index
Average Annual Return, Percent	(9.81%)		3.18%	1.09%
FTSE EPRA Nareit Global REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global REITs Index
Average Annual Return, Percent	11.87%		5.79%	2.52%
FTSE EPRA Nareit Developed Green Target Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Green Target Index
Average Annual Return, Percent	11.39%	4.55%